DISCONTINUED OPERATIONS	12 Months Ended
Nov. 30, 2021
Discontinued Operations
DISCONTINUED OPERATIONS

22.  DISCONTINUED OPERATIONS

On January 9, 2018, the Company acquired 51% of the issued and outstanding shares of Majesco Entertainment Company, a U.S. corporation. As consideration, the Company issued 66,667 common shares with a value of $33,333 and was required to pay cash consideration of up to $1,000,000. On August 31, 2020, the Company agreed to settle the remaining balance of $500,000 previously included in accounts payable, along with $347,186 in consulting fees owed to the previous owner of Majesco, for $200,000 in cash and the return of the Company’s 51% ownership of Majesco. Upon signing of the agreement, the Majesco operations were considered discontinued and the balances were reclassified as such.

The following is the breakdown of the discontinued operations on the statement of comprehensive loss:

		Year ended November 30,
		2020		2019
		$		$
Sales		304,522		302,066
Cost of sales		104,981		111,555
Gross profit (loss)		199,541		190,511

Operating expenses
Consulting and director fees		9,000		85,500
Other general and administrative expenses		10,609		22,793
Management and directors salaries and fees		66,328		85,203
Marketing		-		213
Professional fees		22,201		65,503
	108,138		259,212

Other income (expenses)
Impairment of goodwill		(2,172,491)		-
	(2,172,491)		-

Profit (loss) before income taxes		(2,081,088)		(68,701)
Income tax expense (recovery)		-		(1,254)

Profit (loss) from discontinued operations		(2,081,088)		(67,447)
Profit (loss) attributable to non-controlling interest from discontinued operations		(1,411,239)		(33,049)
Profit (loss) attributable to the Company from discontinued operations		(669,849)		(34,398)

The following is a breakdown of the change in cash flows for the discontinued operations:

	Year ended November 30,
	2020	2019
	$	$
Net cash provided by operating activities	79,179	56,760
Net cash used in investing activities	-	(100,000)
Net cash flows for the year	79,179	(43,240)